FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unrealized losses recognized in earnings related to outstanding loans held at period end		$ 7,900	$ 16,092
Tower's loans (including current maturities) [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value		74,955
Principal repayment		(82,855)
Total changes in fair value recognized in earnings		7,900
Ending balance - at fair value			74,955
Others [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance - at fair value
Principal repayment
Total changes in fair value recognized in earnings
Ending balance - at fair value